One Oxford Centre
Thirty-Second Floor	Morgan, Lewis
Pittsburg, PA 15219	& Bockius LLP
412-560-3300	Counselors at Law
Fax: 412-560-7001

May 9, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:          SEI Index Funds

File Nos. 811-04283 and 002-97111

Ladies and Gentlemen:

On behalf of our client, SEI Index Funds (the “Trust”), we are filing, pursuant to Schedule 14A of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, a preliminary copy of notice of meeting, proxy statement and proxy card (collectively, the “Proxy Materials”) for the Special Meeting of Shareholders (the “Meeting”) of the Trust scheduled to be held on August 14, 2007.

The Meeting is being called for the purpose of approving an Agreement and Plan of Reorganization between the Trust’s S&P 500 Index Fund (the “Current Fund”) and the S&P 500 Index Fund, a newly formed series of SEI Institutional Managed Trust (the “New Fund”). Under the Agreement and Plan of Reorganization, the Current Fund will merge into the New Fund by transferring all of the Current Fund’s assets to the New Fund in exchange solely for voting shares of beneficial interest in the New Fund and the New Fund’s assumption of all of the Current Fund’s liabilities (the “Reorganization”).  Upon completion of the Reorganization, shareholders will receive shares of equal value and number in the New Fund.

The Trust intends to mail the definitive Proxy Materials to shareholders on or about June 1, 2007.  Please direct any questions or comments you may have to my attention at the address listed above.  In addition, please feel free to contact me at 412.560.3340 with your questions or comments.

Very truly yours,

/s/ Richard W. Grant
Richard W. Grant